Share-Based Compensation - Summary of Option Activity (Details) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Outstanding at December 31, 2018 | shares	10,203,432
Number of Options, Granted | shares	3,619,587
Number of Options, Exercised | shares	(534,360)
Number of Options, Forfeited | shares	(641,826)
Number of Options, Outstanding at June 30, 2019 | shares	12,646,833	10,203,432
Number of Options, Vested and expected to vest, as of June 30, 2019 | shares	3,569,306
Weighted Average Exercise Price, Outstanding at December 31, 2018 | $ / shares	$ 3.04
Weighted Average Exercise Price, Granted | $ / shares	13.82
Weighted Average Exercise Price, Exercised | $ / shares	1.08
Weighted Average Exercise Price, Forfeited | $ / shares	7.20
Weighted Average Exercise Price, Outstanding at June 30,2019 | $ / shares	5.92	$ 3.04
Weighted Average Exercise Price, Vested and expected to vest, as of June 30, 2019 | $ / shares	$ 2.56
Weighted Average Remaining Contractual Life (in years), Outstanding at December 31, 2018	8 years 9 months 14 days	8 years 11 months 19 days
Weighted Average Remaining Contractual Life (in years), Vested and expected to vest, as of June 30, 2019	8 years 2 months 23 days
Aggregate Intrinsic Value, Outstanding | $	$ 105,528	$ 129,551
Aggregate Intrinsic Value, Vested and expected to vest, as of June 30, 2019 | $	$ 40,781